Schedule of Revenue by Major Customers (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 9,472	$ 8,248	$ 30,461	$ 22,752	$ 32,398	$ 24,220
Medicare Customer [Member]
Revenue					10,186	10,605
Commercial Payers Customer [Member]
Revenue					4,136	7,589
Medicare Advantage Customer [Member]
Revenue					3,566	1,912
Client Billings Customer [Member]
Revenue					$ 2,582	$ 3,521